Note 10 - Income Tax - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Balance	$ 0
Increases (decreases) in tax positions related to the current period	0
Increases (decreases) in tax positions related to prior periods	3,889
Increases (decreases) related to prior year tax positions as a result of lapse of statute	0
Balance	$ 3,889